FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
5.	FAIR VALUE MEASUREMENTS
Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. At December 31, 2021 and December 31, 2020, the carrying amount of accounts receivable, other current assets, accounts payable, and accrued and other current liabilities approximated their estimated fair value due to their relatively short maturities. There were no assets or liabilities classified as Level 3 as of December 31, 2021.
The following table provides the financial instruments measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$127,261	$—	$—	$127,261
Debt securities
Corporate debt securities	—	42,133	—	42,133
Commercial paper	—	20,743	—	20,743
U.S. government bonds	—	86,130	—	86,130
Certificate of deposits	—	21,507	—	21,507
Other	—	2,495	—	2,495

Total financial assets	$127,261	$173,008	$—	$300,269

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$95,342	$95,342
The Company’s money market funds are classified as Level 1 because they are valued using quoted market prices. The Company’s short-term investments consist of available-for-sale
securities and are classified as Level 2 because their value is based on valuations using significant inputs derived from or corroborated by observable market data. The convertible preferred stock warrant liabilities are defined as Level 3 in the fair value hierarchy as the valuations are based on significant unobservable inputs, which reflect the Company’s own assumptions incorporated in valuation techniques used to determine fair value; further discussion of these assumptions is set forth below. There were no transfers into or out of Level 3 of the fair value hierarchy during the periods presented.
2028 Convertible Note
s
In November 2021, the Company issued $460.0 million aggregate principal amount of its 2028 Convertible Notes. Upon issuance, the Company bifurcated the 2028 Convertible Notes for accounting purposes between a liability component and an equity component. The liability component was determined using a binomial lattice model by estimating the fair value of a hypothetical issuance of an identical offering excluding the conversion feature of the 2028 Convertible Notes. The initial carrying amount of the equity component was calculated as the difference between the liability component and the face value of the 2028 Convertible Senior Notes (See Note 12 —
Convertible Promissory Notes
). The estimated fair value of the 2028 Convertible Notes, which differs from their carrying value, is influenced by interest rates, the price of the Company’s common stock, the volatility, the expected term, and the prices for the notes observed in the market trading. The estimated fair value of the 2028 Convertible Notes, which are considered Level 2 financial instruments, was $324.8 million at issuance on November 22, 2021, and $447.8 million as of December 31, 2021.
Capped Call Options with respect to the 2028 Senior Notes
In connection with the issuance of the 2028 Convertible Notes, the Company entered into the capped call options with certain financial institutions. The capped calls cover 15,730,390 shares of common stock (subject to anti-dilution and certain other adjustments), which is the same number of shares of common stock that initially underlie the 2028 Convertible Notes. The Capped Calls have an initial strike price of approximately $29.2428 per share, which corresponds to the initial conversion price of the 2028 Convertible Notes, and have a cap price of approximately $49.6575 per share (See Note 12 —
Convertible Promissory Notes
). The strike price and cap price are subject to anti-dilution adjustments generally similar to those applicable to the 2028 Convertible Notes. These instruments meet certain accounting criteria to be classified in stockholders’ equity (deficit), and are not subsequently remeasured as long as the conditions for equity classification continue to be met.
Convertible Preferred Stock Warrant Liabilities
As discussed in Note 13 —
Warrants
, upon effectiveness of the Merger, substantially all of the outstanding convertible preferred stock warrants were converted into shares of common stock of Stem. As such, the associated warrant liability was reclassified to additional paid-in-capital
upon the Merger and was no longer an outstanding Level 3 financial instrument as of December 31, 2021. The fair value of the convertible preferred stock warrants as of December 31, 2020 was determined using the Black-Scholes method as well as a discount for lack of marketability. Black-Scholes inputs used to value the warrants are based on information from purchase agreements and within valuation reports prepared by an independent third party for the Company. Inputs include exercise price, selection of guideline public companies, volatility, fair value of common or preferred stock, expected dividend rate and risk-free interest rate.
The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

Year Ended December 31, 2021
Volatility	65.0%
Risk-free interest rate	0.1%
Expected term (in years)	1.5
Dividend yield	—%
Discount for lack of marketability	12.3%
The following table presents the changes in the liability for the Company’s warrants during the years ended December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Balance as of January 1,	$95,342	$6,094
Changes in estimated fair value	488	85,623
Assumption of warrant liability upon Merger	302,556	—
Issuance of warrants	—	3,633
Conversion of warrants upon Merger	(60,568)	—
Exchange of warrants	(168,647)	—
Exercise of warrants	(169,171)	(8)

Balance as of December 31,	$—	$95,342